MATERIAL ACCOUNTING POLICIES - Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Mining Properties | Minimum
Plant and Equipment
Useful Lives (in years)	3 years
Mining Properties | Maximum
Plant and Equipment
Useful Lives (in years)	27 years
Buildings | Minimum
Plant and Equipment
Useful Lives (in years)	5 years
Buildings | Maximum
Plant and Equipment
Useful Lives (in years)	27 years
Leasehold Improvements
Plant and Equipment
Useful Lives (in years)	15 years
Software and IT Equipment | Minimum
Plant and Equipment
Useful Lives (in years)	1 year
Software and IT Equipment | Maximum
Plant and Equipment
Useful Lives (in years)	10 years
Furniture and Office Equipment | Minimum
Plant and Equipment
Useful Lives (in years)	3 years
Furniture and Office Equipment | Maximum
Plant and Equipment
Useful Lives (in years)	5 years
Machinery and Equipment | Minimum
Plant and Equipment
Useful Lives (in years)	1 year
Machinery and Equipment | Maximum
Plant and Equipment
Useful Lives (in years)	27 years